T. ROWE PRICE FLOATING RATE ETF

August 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.0%
Miscellaneous 0.0%
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1)	25	28
Total Asset-Backed Securities (Cost $28)		28
BANK LOANS 89.0% (2)
Aerospace & Defense 3.1%
Bleriot US Bidco, FRN, 3M TSFR + 2.50%, 6.808%, 10/31/30 (3)	943	945
Brown Group Holding, FRN, 3M TSFR + 2.75%, 7.027%, 7/1/31 (3)	2,105	2,104
Dynasty Acquisition, B-1, FRN, 1M TSFR + 2.00%, 6.316%, 10/31/31	1,356	1,358
Dynasty Acquisition, B-2, FRN, 1M TSFR + 2.00%, 6.316%, 10/31/31	516	517
Kaman, FRN, 3M TSFR + 2.75%, 1.584%, 2/26/32 (4)	30	30
Kaman, FRN, 3M TSFR + 2.75%, 6.910%, 2/26/32	325	325
KKR Apple Bidco, FRN, 1M TSFR + 2.50%, 6.816%, 9/23/31 (3)	783	783
TransDigm, FRN, 3M TSFR + 2.50%, 6.796%, 2/28/31 (3)	2,823	2,825
TransDigm, FRN, 3M TSFR + 2.50%, 6.796%, 1/19/32	194	195
TransDigm, FRN, 1M TSFR + 2.50%, 6.853%, 8/19/32 (3)	1,745	1,745
TransDigm, FRN, 3M TSFR + 2.75%, 7.046%, 8/24/28	414	415
TransDigm, FRN, 3M TSFR + 2.75%, 7.046%, 3/22/30 (3)	643	644
		11,886
Airlines 0.8%
American Airlines, FRN, 3M TSFR + 3.25%, 5/28/32 (3)	199	200
American Airlines, FRN, 3M TSFR + 2.25%, 6.575%, 4/20/28 (3)	2,845	2,835
SkyMiles IP, FRN, 3M TSFR + 3.75%, 8.075%, 10/20/27	97	97
		3,132
Automotive 2.3%
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 8.430%, 4/6/28 (3)	1,205	1,174
Belron Finance, FRN, 3M TSFR + 2.50%, 6.742%, 10/16/31 (3)	846	849
Clarios Global, FRN, 1M TSFR + 2.50%, 6.816%, 5/6/30	677	677
Clarios Global, FRN, 1M TSFR + 2.75%, 7.066%, 1/28/32	2,450	2,450
Mavis Tire Express Services, FRN, 3M TSFR + 3.00%, 7.199%, 5/4/28	2,447	2,452
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.816%, 1/30/31 (3)	1,117	1,114
		8,716
Broadcasting 3.0%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 8.430%, 8/21/28 (3)	891	891
CMG Media, FRN, 3M TSFR + 3.50%, 7.896%, 6/18/29 (3)	2,521	2,419
EW Scripps, FRN, 1M TSFR + 3.35%, 7.615%, 11/30/29	339	327
EW Scripps, FRN, 1M TSFR + 5.75%, 10.015%, 6/30/28 (3)	959	962
Gray Television, FRN, 1M TSFR + 5.25%, 9.530%, 6/4/29	13	13
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 9.429%, 4/11/29 (3)	2,918	2,830
Nexstar Broadcasting, FRN, 1M TSFR + 2.50%, 6.816%, 6/28/32	880	876
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.870%, 12/31/29	380	341
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.195%, 2/19/30 (5)	447	398
Univision Communications, FRN, 1M TSFR + 3.25%, 7.680%, 1/31/29	844	839

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Univision Communications, FRN, 1M TSFR + 3.50%, 7.930%, 1/31/29	1,349	1,344
Univision Communications, FRN, 3M TSFR + 4.25%, 8.546%, 6/24/29	230	229
		11,469
Building Products 1.5%
Chamberlain Group, FRN, 1M TSFR + 3.25%, 7.666%, 11/3/28	589	589
Chariot Buyer, FRN, 1M TSFR + 3.00%, 7/23/32 (3)	900	900
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 9.566%, 7/8/30	935	897
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 7.066%, 3/28/31	576	578
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 6.566%, 1/30/32 (3)	2,431	2,429
QXO, FRN, 3M TSFR + 3.00%, 7.296%, 4/30/32	179	181
		5,574
Cable Operators 1.1%
Cable One, FRN, 1M TSFR + 2.00%, 6.430%, 5/3/28 (3)	310	304
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.650%, 1/18/28	933	930
CSC Holdings, FRN, 3M TSFR + 1.50%, 9.000%, 4/15/27	1,765	1,724
DirecTV Financing, FRN, 1M TSFR + 5.50%, 2/18/31 (3)	27	26
DirecTV Financing, FRN, 3M TSFR + 5.25%, 9.820%, 8/2/29 (3)	706	700
Radiate Holdco, FRN, 1M TSFR + 3.50%, 9.430%, 9/25/29, (1.50% PIK and 1M TSFR + 3.50% Cash)	694	564
		4,248
Chemicals 1.5%
Nouryon Finance, FRN, 1M TSFR + 3.25%, 7.424%, 4/3/28	108	108
Nouryon Finance, FRN, 1M TSFR + 3.25%, 7.500%, 4/3/28 (3)	1,967	1,969
PMHC II, FRN, 3M TSFR + 4.25%, 8.728%, 4/23/29	685	542
Qnity Electronics, FRN, 1M TSFR + 2.00%, 8/12/32 (3)	1,280	1,276
W.R. Grace, FRN, 3M TSFR + 3.00%, 7.195%, 8/8/32 (5)	545	544
Windsor Holdings III, FRN, 1M TSFR + 2.75%, 7.073%, 8/1/30	1,049	1,049
		5,488
Consumer Products 0.5%
19th Holdings Golf, FRN, 1M TSFR + 3.25%, 7.573%, 2/7/29	273	271
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%, 6.566%, 12/21/28 (3)	749	747
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.816%, 5/30/29 (3)	714	725
		1,743
Container 1.5%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 6.980%, 12/31/27 (EUR)	170	199
Charter NEX US, FRN, 1M TSFR + 2.75%, 6.925%, 11/29/30	4,105	4,122
Pregis TopCo, FRN, 1M TSFR + 4.00%, 8.316%, 2/1/29	85	86
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.263%, 9/15/28 (3)	1,305	1,303
		5,710
Energy 2.4%
Brazos Delaware II, FRN, 1M TSFR + 2.50%, 2/11/30 (3)	616	616
CPPIB OVM Member US, FRN, 3M TSFR + 2.50%, 6.796%, 8/20/31 (3)	567	568
Epic Crude Services, FRN, 3M TSFR + 2.50%, 6.828%, 10/15/31 (3)	1,145	1,148

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goodnight Water Solutions, FRN, 1M TSFR + 4.00%, 8.316%, 6/4/29 (3)	399	400
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 6.150%, 2/11/30	299	299
M6 ETX Holdings II Midco, FRN, 1M TSFR + 3.00%, 7.316%, 4/1/32 (3)	844	848
NGL Energy Partners, FRN, 1M TSFR + 3.75%, 8.066%, 2/3/31 (3)	1,945	1,948
NorthRiver Midstream Finance, FRN, 3M TSFR + 2.25%, 6.541%, 8/16/30	865	865
Prairie ECI Acquiror, FRN, 1M TSFR + 3.75%, 8.066%, 8/1/29 (3)	1,576	1,585
Waterbridge Midstream Operating, FRN, 1M TSFR + 4.00%, 8.174%, 5/10/29 (3)	774	778
		9,055
Entertainment & Leisure 3.7%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 11.340%, 1/4/29 (3)	2,446	2,449
Cinemark USA, FRN, 1M TSFR + 2.25%, 6.560%, 5/24/30	260	260
Crown Finance US, FRN, 1M TSFR + 4.50%, 8.780%, 12/2/31 (3)	2,573	2,569
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.291%, 9/10/31 (3)	462	461
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.296%, 9/10/31 (3)	923	923
EOC Borrower, FRN, 1M TSFR + 3.00%, 7.316%, 3/24/32 (3)	2,725	2,730
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.00%, 6.316%, 12/4/31 (3)	477	476
UFC Holdings, FRN, 3M TSFR + 2.25%, 6.465%, 11/21/31 (3)	3,846	3,855
United Talent Agency, FRN, 1M TSFR + 3.50%, 7.650%, 6/10/32 (5)	69	70
		13,793
Financial 15.4%
Acrisure, FRN, 1M TSFR + 3.00%, 7.316%, 11/6/30 (3)	2,136	2,133
Acrisure, FRN, 1M TSFR + 3.25%, 7.566%, 6/5/32	2,163	2,160
Advisor Group, FRN, 1M TSFR + 3.00%, 7.316%, 7/30/32 (3)	2,472	2,469
Alera Group, FRN, 1M TSFR + 3.25%, 7.566%, 5/30/32 (3)	3,210	3,221
Alera Group, FRN, 1M TSFR + 5.50%, 9.816%, 5/30/33	4,185	4,331
AmWINS Group, FRN, 1M TSFR + 2.25%, 6.566%, 1/30/32 (3)	1,071	1,070
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.25%, 7.400%, 6/13/30	475	479
BCPE Pequod Buyer, FRN, 1M TSFR + 3.00%, 7.316%, 11/25/31 (3)	1,656	1,658
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.00%, 7.316%, 12/10/30 (3)	642	644
Citadel Securities, FRN, 1M TSFR + 2.00%, 6.316%, 10/31/31	231	232
Citco Funding, FRN, 3M TSFR + 2.75%, 6.806%, 4/27/28	267	268
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 8.916%, 8/9/26	310	300
Edelman Financial Center, FRN, 1M TSFR + 3.00%, 7.316%, 4/7/28 (3)	1,736	1,738
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 9.566%, 10/6/28 (3)	2,104	2,105
Focus Financial Partners, FRN, 1M TSFR + 2.75%, 7.066%, 9/15/31 (3)	4,813	4,810
GEN II Fund Services, FRN, 6M TSFR + 2.75%, 6.967%, 11/26/31	354	354
GTCR Everest Borrower, FRN, 3M TSFR + 2.75%, 7.064%, 9/5/31 (3)	1,270	1,272
HighTower Holdings, FRN, 3M TSFR + 2.75%, 7.071%, 2/3/32	3,587	3,580
HUB International, FRN, 3M TSFR + 2.25%, 6.575%, 6/20/30	5,494	5,503
Jane Street Group, FRN, 3M TSFR + 2.00%, 6.199%, 12/15/31 (3)	2,320	2,311
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 2.75%, 7.058%, 3/15/30	1,248	1,239
KREF Holdings X, FRN, 1M TSFR + 3.25%, 6.675%, 3/5/32 (3)	609	609
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 7.316%, 7/2/31 (3)	2,304	2,302
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.566%, 7/2/32 (3)	1,600	1,614
RFS Opco, FRN, 3M TSFR + 0.00%, 4/4/31 (4)(5)	190	190

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
RFS Opco, FRN, 3M TSFR + 4.75%, 9.046%, 4/4/31 (5)	164	163
RFS Opco, FRN, 3M TSFR + 4.75%, 9.060%, 4/4/31 (5)	135	134
Ryan Specialty Group, FRN, 1M TSFR + 2.00%, 6.316%, 9/15/31	229	229
Sedgwick Claims Management Services, FRN, 1M TSFR + 2.50%, 6.816%, 7/31/31 (3)	4,803	4,816
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 7.046%, 5/6/31 (3)	1,535	1,535
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.046%, 5/6/32	4,228	4,313
USI, FRN, 3M TSFR + 2.25%, 6.546%, 11/21/29	298	297
USI, FRN, 3M TSFR + 2.25%, 6.546%, 9/29/30	10	10
		58,089
Food 1.1%
1440 Food Topco, FRN, 1M TSFR + 5.00%, 9.316%, 10/31/31	319	311
Celsius Holdings, FRN, 3M TSFR + 3.25%, 7.541%, 4/1/32 (3)	900	907
Chobani, FRN, 1M TSFR + 2.50%, 6.816%, 10/25/27 (3)	963	964
Primo Brands, FRN, 3M TSFR + 2.25%, 6.546%, 3/31/28	977	977
Sazerac, FRN, 1M TSFR + 2.50%, 6.692%, 7/9/32 (3)	710	714
Simply Good Foods USA, FRN, 1M TSFR + 2.00%, 6.316%, 3/17/27	221	222
		4,095
Gaming 1.4%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.566%, 2/6/30	751	748
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.566%, 2/6/31	1,359	1,353
Light & Wonder International, FRN, 1M TSFR + 2.25%, 6.610%, 4/16/29	600	601
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.546%, 8/1/30 (3)	567	548
Playtika Holding, FRN, 1M TSFR + 2.75%, 7.180%, 3/13/28	192	189
Spectacle Gary Holdings, FRN, 3M TSFR + 4.25%, 8.696%, 12/11/28	999	971
Voyager Parent, FRN, 3M TSFR + 4.75%, 9.041%, 7/1/32 (3)	1,005	1,006
		5,416
Health Care 7.5%
Amneal Pharmaceuticals, FRN, 1M TSFR + 3.50%, 7.816%, 8/2/32 (5)	290	291
Athenahealth Group, FRN, 1M TSFR + 2.75%, 7.066%, 2/15/29	1,520	1,518
Auris Luxembourg III, FRN, 3M TSFR + 3.50%, 7.810%, 2/28/29	377	376
Bausch & Lomb, FRN, 1M TSFR + 4.25%, 8.566%, 1/15/31	935	935
Bausch Health, FRN, 1M TSFR + 6.25%, 10.566%, 10/8/30	1,765	1,739
Ceva Sante Animale, FRN, 3M TSFR + 2.75%, 6.976%, 11/8/30	208	208
Concentra Health Services, FRN, 1M TSFR + 2.00%, 6.316%, 7/26/31	586	588
Dechra Pharmaceuticals Holdings, FRN, 6M TSFR + 3.25%, 7.447%, 1/27/32 (3)	559	561
Hanger, FRN, 1M TSFR + 3.50%, 4.146%, 10/23/31 (3)(4)	63	63
Hanger, FRN, 1M TSFR + 3.50%, 7.816%, 10/23/31 (3)	486	487
Heartland Dental, FRN, 1M TSFR + 3.75%, 8.066%, 8/7/32 (3)	1,528	1,527
Inception Holdco, FRN, 3M TSFR + 3.75%, 8.046%, 4/18/31 (3)	728	730
Insulet, FRN, 1M TSFR + 2.00%, 6.316%, 8/4/31	343	345
IVC Acquisition, FRN, 3M TSFR + 3.75%, 8.046%, 12/12/28	326	328
LifePoint Health, FRN, 3M TSFR + 3.75%, 8.068%, 5/17/31	1,430	1,418
Loire Finco Luxembourg, FRN, 3M TSFR + 4.00%, 8.308%, 1/21/30	533	536
Medline Borrower, FRN, 1M TSFR + 2.00%, 6.316%, 10/21/28 (3)	2,320	2,320

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Medline Borrower, FRN, 1M TSFR + 2.00%, 6.316%, 10/23/30 (3)	3,555	3,555
Opal Bidco, FRN, 6M TSFR + 3.25%, 7.435%, 4/28/32 (3)	3,750	3,769
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.822%, 4/16/32	330	295
Parexel International, FRN, 1M TSFR + 2.50%, 6.816%, 11/15/28 (3)	731	731
QuidelOrtho, FRN, 1M TSFR + 4.00%, 8/14/32 (3)	440	434
SAM Bidco SAS, FRN, 3M TSFR + 4.00%, 8.296%, 12/13/27 (5)	185	186
Star Parent, FRN, 3M TSFR + 4.00%, 8.296%, 9/27/30	268	267
Surgery Center Holdings, FRN, 1M TSFR + 2.50%, 6.816%, 12/19/30 (3)	2,558	2,559
Team Health Holdings, FRN, 3M TSFR + 4.50%, 8.796%, 6/30/28 (3)	945	941
US Renal Care, FRN, 1M TSFR + 5.00%, 9.430%, 6/28/28 (3)	399	385
Waystar Technologies, FRN, 1M TSFR + 2.00%, 10/22/29 (3)	52	52
Waystar Technologies, FRN, 1M TSFR + 2.00%, 6.316%, 10/22/29	1,013	1,013
		28,157
Information Technology 16.1%
Applied Systems, FRN, 3M TSFR + 2.25%, 6.446%, 2/24/31 (3)	4,384	4,377
Applied Systems, FRN, 3M TSFR + 4.50%, 8.796%, 2/23/32 (3)	2,135	2,184
Arches Buyer, FRN, 1M TSFR + 3.25%, 7.666%, 12/6/27 (3)	1,350	1,351
Avalara, FRN, 3M TSFR + 3.25%, 7.546%, 3/26/32 (3)	3,090	3,107
Boxer Parent, FRN, 3M TSFR + 3.00%, 7.199%, 7/30/31	269	269
Boxer Parent, FRN, 3M TSFR + 5.75%, 9.949%, 7/30/32 (3)	830	811
Central Parent, FRN, 3M TSFR + 3.25%, 7.546%, 7/6/29	304	254
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.483%, 3/21/31 (3)	1,062	1,064
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.483%, 8/13/32 (3)	3,125	3,129
Cloudera, FRN, 1M TSFR + 3.75%, 8.166%, 10/8/28	1,269	1,237
Cloudera, FRN, 1M TSFR + 6.00%, 10.416%, 10/8/29	400	351
CommScope, FRN, 1M TSFR + 4.75%, 12/17/29 (3)	675	686
ConnectWise, FRN, 3M TSFR + 3.50%, 8.057%, 9/29/28 (3)	598	600
Delivery Hero, FRN, 3M TSFR + 5.00%, 9.226%, 12/12/29	849	855
Delta TopCo, FRN, 1M TSFR + 2.75%, 7.023%, 11/30/29	344	343
Delta TopCo, FRN, 3M TSFR + 5.25%, 9.421%, 11/29/30	1,230	1,227
Disco Parent, FRN, 3M TSFR + 3.25%, 7.484%, 8/1/32 (3)(5)	975	980
ECI Macola Max Holding, FRN, 3M TSFR + 2.75%, 7.068%, 5/31/30 (3)	618	620
Ellucian Holdings, FRN, 1M TSFR + 2.75%, 7.066%, 10/9/29 (3)	3,385	3,387
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.066%, 11/22/32	1,988	2,043
Epicor Software, FRN, 1M TSFR + 2.50%, 6.816%, 5/30/31 (3)	5,329	5,340
Fleet Midco I, FRN, 6M TSFR + 2.50%, 6.542%, 2/21/31 (5)	464	463
Go Daddy Operating, FRN, 1M TSFR + 1.75%, 6.066%, 11/9/29	5	5
IGT Holding IV AB, FRN, 3M TSFR + 3.50%, 7.796%, 9/1/31	110	111
Javelin Buyer, FRN, 3M TSFR + 5.00%, 9.199%, 12/6/32	610	604
Kaseya, FRN, 1M TSFR + 3.25%, 7.566%, 3/20/32	1,140	1,142
Kaseya, FRN, 1M TSFR + 5.00%, 9.316%, 3/20/33	2,545	2,547
LIFTOFF , FRN, 1M TSFR + 4.00%, 8/7/32 (3)	760	750
McAfee, FRN, 1M TSFR + 3.00%, 7.223%, 3/1/29 (3)	3,152	2,998
MH Sub I, FRN, 1M TSFR + 4.25%, 8.566%, 5/3/28 (3)	1,444	1,337
MH Sub I, FRN, 1M TSFR + 4.25%, 8.566%, 12/31/31 (3)	1,034	892
MH Sub I, FRN, 1M TSFR + 6.25%, 10.566%, 2/23/29 (3)	1,100	950

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
ORION US Finco, FRN, 1M TSFR + 3.50%, 5/20/32 (3)	930	936
ORION US Finco, FRN, 1M TSFR + 5.50%, 5/20/33 (3)	365	366
Polaris Newco, FRN, 3M EURIBOR + 3.75%, 5.776%, 6/2/28 (EUR)	785	858
Polaris Newco, FRN, 3M TSFR + 3.75%, 8.320%, 6/2/28	1,188	1,127
Project Alpha Intermediate Holding, FRN, 3M TSFR + 3.25%, 7.546%, 10/26/30 (3)	530	531
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%, 9.296%, 5/9/33	2,446	2,435
Proofpoint, FRN, 1M TSFR + 3.00%, 7.316%, 8/31/28	1,950	1,958
RealPage, FRN, 3M TSFR + 3.00%, 7.557%, 4/24/28	262	262
RealPage, FRN, 3M TSFR + 3.75%, 8.046%, 4/24/28	449	450
Sandisk, FRN, 1M TSFR + 3.00%, 7.341%, 2/20/32 (3)	1,497	1,491
SolarWinds Holdings, FRN, 1M TSFR + 4.00%, 8.360%, 4/16/32	360	355
SS&C Technologies, FRN, 1M TSFR + 2.00%, 6.316%, 5/9/31	139	139
Twitter, 9.500%, 10/26/29 (3)	1,885	1,852
Twitter, FRN, 3M TSFR + 6.50%, 10.958%, 10/26/29 (3)	2,096	2,047
		60,821
Manufacturing 5.4%
Alliance Laundry Systems, FRN, 1M TSFR + 2.25%, 6.591%, 8/19/31 (3)	470	469
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.780%, 9/28/28 (3)	1,133	1,106
Engineered Machinery Holdings, FRN, 3M TSFR + 3.50%, 8.057%, 5/19/28	2,093	2,105
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 10.557%, 5/21/29	1,459	1,459
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 11.057%, 5/21/29	498	498
Filtration Group, FRN, 1M TSFR + 2.75%, 7.066%, 10/21/28	4,161	4,178
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.566%, 7/29/29 (3)	4,657	4,671
Madison IAQ, FRN, 6M TSFR + 2.50%, 6.702%, 6/21/28	1,369	1,371
Madison IAQ, FRN, 6M TSFR + 3.25%, 7.452%, 5/6/32	295	296
Madison Safety & Flow, FRN, 1M TSFR + 2.75%, 7.066%, 9/26/31	377	378
Pro Mach Group, FRN, 1M TSFR + 2.75%, 7.066%, 8/31/28 (3)	1,674	1,678
Titan Acquisition, FRN, 3M TSFR + 4.50%, 8.731%, 2/15/29 (3)	2,005	2,010
		20,219
Metals & Mining 0.4%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 7.066%, 8/18/30	1,539	1,538
Miscellaneous 1.4%
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.823%, 9/19/31 (3)	4,039	4,029
Life Time Fitness, FRN, 1M TSFR + 2.00%, 6.250%, 11/5/31 (3)	871	871
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.00%, 7.308%, 3/2/28	507	507
		5,407
Other Telecommunications 2.1%
Frontier Communications, FRN, 1M TSFR + 2.50%, 6.650%, 7/1/31 (3)	1,863	1,860
Level 3 Financing, FRN, 1M TSFR + 4.25%, 8.566%, 3/29/32 (3)	2,830	2,841
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.780%, 4/16/29 (3)	781	776
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.780%, 4/15/30 (3)	480	477
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.316%, 6/1/28	570	580
QualityTech, FRN, 1M TSFR + 3.50%, 7.723%, 11/4/31 (5)	384	385

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.430%, 3/9/27	930	897
		7,816
Restaurants 0.7%
Dave & Buster's, FRN, 3M TSFR + 3.25%, 7.563%, 6/29/29 (3)	913	881
IRB Holding, FRN, 1M TSFR + 2.50%, 6.816%, 12/15/27 (3)	1,664	1,662
		2,543
Retail 1.0%
Boots Group Bidco, FRN, 3M TSFR + 3.50%, 7/17/32 (3)	1,640	1,643
LSF9 Atlantis Holdings, FRN, 3M TSFR + 4.25%, 8.546%, 3/31/29 (3)	1,039	1,041
Petco Health & Wellness, FRN, 1M TSFR + 3.25%, 7.807%, 3/3/28 (3)	360	347
PetSmart, FRN, 1M TSFR + 4.00%, 8.360%, 8/18/32 (3)	918	908
		3,939
Satellites 0.5%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.816%, 9/27/29 (3)	1,358	1,338
Iridium Satellite, FRN, 1M TSFR + 2.25%, 6.566%, 9/20/30 (3)	512	510
ViaSat, FRN, 1M TSFR + 4.50%, 5/30/30 (3)	60	59
		1,907
Services 8.5%
AAL Delaware Holdco, FRN, 1M TSFR + 2.75%, 7.066%, 7/30/31 (3)	919	918
Albion Financing 3, FRN, 3M TSFR + 3.00%, 7.215%, 5/1/31 (3)	1,724	1,728
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 8/6/32 (3)	4,185	4,197
Anticimex International AB, B1, FRN, 3M TSFR + 3.40%, 7.760%, 11/16/28 (3)	1,082	1,082
Anticimex International AB, B6, FRN, 3M TSFR + 3.40%, 7.760%, 11/16/28	89	90
Ascend Learning, FRN, 1M TSFR + 3.00%, 7.316%, 12/11/28 (3)	1,525	1,524
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.166%, 12/10/29 (3)	953	952
Boost Newco Borrower, FRN, 3M TSFR + 2.00%, 6.296%, 1/31/31 (3)	1,287	1,287
Clearwater Analytics, FRN, 6M TSFR + 2.25%, 6.460%, 4/21/32 (3)	575	575
Crown Subsea Communications Holding, FRN, 3M TSFR + 3.50%, 7.818%, 1/30/31 (3)	536	540
Dayforce, FRN, 3M TSFR + 2.00%, 6.308%, 3/1/31 (3)(5)	902	902
EG America, FRN, 3M TSFR + 3.50%, 7.699%, 2/7/28 (3)	1,068	1,072
Fortress Intermediate 3, FRN, 1M TSFR + 3.00%, 7.255%, 6/27/31	1,428	1,430
Fugue Finance, FRN, 3M TSFR + 2.75%, 6.949%, 1/9/32	291	292
Genuine Financial Holdings, FRN, 1M TSFR + 3.25%, 7.566%, 9/27/30 (3)	628	589
Hertz, B, FRN, 3M TSFR + 3.50%, 8.070%, 6/30/28	685	584
Hertz, C, FRN, 3M TSFR + 3.50%, 8.070%, 6/30/28	135	115
Homeserve USA Holding, FRN, 1M TSFR + 2.00%, 6.340%, 10/21/30	356	355
Icon Parent, FRN, 6M TSFR + 5.00%, 9.205%, 11/12/32 (3)	765	774
Instructure Holdings, FRN, 1M TSFR + 2.75%, 7.090%, 11/13/31	1,167	1,167
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.571%, 7/3/31 (3)	1,336	1,337
Project Boost Purchaser, FRN, 3M TSFR + 2.75%, 7.068%, 7/2/31 (3)	1,228	1,226
Recess Holdings, FRN, 3M TSFR + 3.75%, 8.069%, 2/20/30	315	316
Renaissance Holding, FRN, 1M TSFR + 4.00%, 8.316%, 4/5/30	269	232
Sabre GLBL, FRN, 1M TSFR + 5.00%, 9.416%, 6/30/28	322	303

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.416%, 11/15/29 (3)	569	542
Shift4 Payments, FRN, 3M TSFR + 2.75%, 7.048%, 6/30/32 (3)	570	575
Staples, FRN, 3M TSFR + 5.75%, 10.046%, 9/4/29	263	241
TK Elevator Midco GmbH, FRN, 6M TSFR + 3.00%, 7.197%, 4/30/30	716	718
UKG, FRN, 3M TSFR + 2.50%, 6.810%, 2/10/31 (3)	5,799	5,795
Wash MultiFamily Acquisition, FRN, 1M TSFR + 3.25%, 8/9/32 (3)	635	636
		32,094
Utilities 4.2%
Alpha Generation, FRN, 1M TSFR + 2.00%, 6.316%, 9/30/31 (3)	1,963	1,959
Cogentrix Finance Holdco I, FRN, 3M TSFR + 2.25%, 6.565%, 2/26/32 (3)	1,808	1,812
Compass Power Generation, FRN, 1M TSFR + 3.25%, 7.566%, 4/14/29	377	379
Constellation Renewables, FRN, 3M TSFR + 2.25%, 6.449%, 12/15/27	1,233	1,232
Cornerstone Generation, FRN, 3M TSFR + 3.25%, 7.476%, 8/11/32 (3)	2,130	2,143
Edgewater Generation, FRN, 1M TSFR + 3.00%, 7.316%, 8/1/30	1,620	1,624
Hamilton Projects Acquiror, FRN, 1M TSFR + 2.50%, 6.816%, 5/30/31 (3)	1,116	1,119
INNIO Group Holding GmbH, FRN, 1M TSFR + 2.25%, 6.610%, 11/2/28	98	98
MRP Buyer, FRN, 1M TSFR + 3.25%, 2.876%, 6/4/32 (3)(4)	74	73
MRP Buyer, FRN, 1M TSFR + 3.25%, 7.566%, 6/4/32 (3)	581	571
Pike, FRN, 1M TSFR + 3.00%, 7.430%, 1/21/28 (3)	489	492
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.733%, 5/17/30	1,204	1,206
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.733%, 12/13/31	2,231	2,236
TerraForm Power Operating, FRN, 3M TSFR + 2.00%, 6.296%, 5/21/29	895	893
		15,837
Wireless Communications 1.9%
Asurion, FRN, 1M TSFR + 3.25%, 7.680%, 7/31/27	113	113
Asurion, FRN, 1M TSFR + 4.00%, 8.416%, 8/19/28	793	789
Asurion, FRN, 1M TSFR + 4.25%, 8.666%, 8/19/28	298	298
Asurion, FRN, 1M TSFR + 5.25%, 9.680%, 1/31/28 (3)	2,010	1,953
Asurion, FRN, 1M TSFR + 5.25%, 9.680%, 1/20/29	2,891	2,738
Asurion, B-12, FRN, 1M TSFR + 4.25%, 8.566%, 9/19/30	198	196
Asurion, B-13, FRN, 1M TSFR + 4.25%, 8.566%, 9/19/30	956	945
		7,032
Total Bank Loans (Cost $336,187)		335,724
CORPORATE BONDS 8.6%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28 (1)	370	377
		377
Automotive 0.8%
Ford Motor Credit, FRN, SOFR + 2.95%, 7.384%, 3/6/26	410	412
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	2,950	2,781
		3,193

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Broadcasting 0.7%
Gray Media, 9.625%, 7/15/32 (1)	530	531
Gray Media, 10.50%, 7/15/29 (1)	475	517
Neptune Bidco, 9.29%, 4/15/29 (1)	780	774
Univision Communications, 7.375%, 6/30/30 (1)	145	146
Univision Communications, 9.375%, 8/1/32 (1)	545	574
		2,542
Building Products 0.1%
CP Atlas Buyer, 9.75%, 7/15/30 (1)	535	552
		552
Cable Operators 0.3%
CSC Holdings, 11.25%, 5/15/28 (1)	800	798
DirecTV Financing, 10.00%, 2/15/31 (1)	390	387
		1,185
Energy 0.3%
NGL Energy Partners, 8.125%, 2/15/29 (1)	90	92
Venture Global LNG, VR, 9.00%, (1)(6)(7)	370	367
Venture Global LNG, 9.50%, 2/1/29 (1)	235	258
Venture Global LNG, 9.875%, 2/1/32 (1)	150	163
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1)	245	268
		1,148
Entertainment & Leisure 0.1%
Carnival, 7.00%, 8/15/29 (1)	125	132
NCL, 8.125%, 1/15/29 (1)	109	114
		246
Financial 1.6%
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (1)	535	562
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1)	500	509
Aretec Escrow Issuer 2, 10.00%, 8/15/30 (1)	265	288
Hightower Holding, 9.125%, 1/31/30 (1)	560	599
HUB International, 7.25%, 6/15/30 (1)	570	596
HUB International, 7.375%, 1/31/32 (1)	460	482
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	925	976
Jones DesLauriers Insurance Management, 10.50%, 12/15/30 (1)	615	653
Navient, 9.375%, 7/25/30	740	808
Ryan Specialty Group, 4.375%, 2/1/30 (1)	160	154
USI, 7.50%, 1/15/32 (1)	527	557
		6,184
Health Care 0.9%
1261229 BC, 10.00%, 4/15/32 (1)	290	301
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	1,020	1,076
LifePoint Health, 9.875%, 8/15/30 (1)	430	464

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
LifePoint Health, 11.00%, 10/15/30 (1)	1,385	1,524
		3,365
Information Technology 1.2%
Cloud Software Group, 6.625%, 8/15/33 (1)	360	365
Cloud Software Group, 8.25%, 6/30/32 (1)	620	664
Cloud Software Group, 9.00%, 9/30/29 (1)	2,715	2,820
X.AI / X.AI Co Issuer, 12.50%, 6/30/30	525	522
		4,371
Metals & Mining 0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	330	367
		367
Other Telecommunications 0.7%
Level 3 Financing, 4.875%, 6/15/29 (1)	330	308
Level 3 Financing, 6.875%, 6/30/33 (1)	330	333
Level 3 Financing, 7.00%, 3/31/34 (1)	955	957
Level 3 Financing, 10.00%, 10/15/32 (1)	730	729
Level 3 Financing, 10.75%, 12/15/30 (1)	267	300
		2,627
Printing & Publishing 0.1%
Getty Images, 11.25%, 2/21/30 (1)	485	456
		456
Real Estate Investment Trust Securities 0.0%
Service Properties Trust, 8.625%, 11/15/31 (1)	100	106
		106
Services 0.8%
Allied Universal Holdco, 7.875%, 2/15/31 (1)	300	315
eG Global Finance, 12.00%, 11/30/28 (1)	660	730
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	400	424
Sabre GLBL, 10.75%, 11/15/29 (1)	591	574
Sabre GLBL, 11.125%, 7/15/30 (1)	475	465
UKG, 6.875%, 2/1/31 (1)	350	361
		2,869
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 5.151%, 3/20/26	185	185
		185
Utilities 0.7%
NRG Energy, VR, 10.25%, (1)(6)(7)	445	490
Talen Energy Supply, 8.625%, 6/1/30 (1)	750	799
Vistra, VR, 8.00%, (1)(6)(7)	196	200

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vistra, VR, 8.875%, (1)(6)(7)	920	1,000
		2,489
Total Corporate Bonds (Cost $32,002)		32,262
PREFERRED STOCKS 0.1%
Financial 0.1%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $246 (5)(8)	—	360
		360
Total Preferred Stocks (Cost $355)		360
SHORT-TERM INVESTMENTS 10.9%
Money Market Funds 10.9%
T. Rowe Price Government Reserve Fund, 4.37% (9)(10)	41,180	41,180
Total Short-Term Investments (Cost $41,180)		41,180
Total Investments in Securities 108.6% of Net Assets (Cost $409,752)		$409,554
Other Assets Less Liabilities (8.6%)		(32,567)
Net Assets 100.0%		$376,987

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $30,363 and represents 8.1% of net assets.
(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3)	All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2025, was $332 and was valued at $331 (0.0% of net assets).
(5)	Level 3 in fair value hierarchy.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7)	Perpetual security with no stated maturity date.
(8)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $360 and represents 0.1% of net assets.
(9)	Seven-day yield
(10)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)

T. ROWE PRICE FLOATING RATE ETF

EUR	Euro
FRN	Floating Rate Note
PIK	Payment-in-kind
SOFR	Secured overnight financing rate
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.34% (USD SOFR) Quarterly, 9/20/25	709	19	—	19
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.34% (USD SOFR) Quarterly, 12/20/25	385	10	—	10
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.34% (USD SOFR) Quarterly, 9/20/25	775	21	—	21
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.34% (USD SOFR) Quarterly, 3/20/26	725	9	—	9
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.34% (USD SOFR) Quarterly, 12/20/25	725	9	—	9
Total Bilateral Total Return Swaps			—	68
Total Bilateral Swaps			—	68

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Standard Chartered	11/21/25	USD	1,098	EUR	936	$(1)
Net unrealized gain (loss) on open forward currency exchange contracts						$(1)

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$428
Totals	$—#	$—	$428+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 8/31/25
T. Rowe Price Government Reserve Fund	$29,322	¤	¤	$41,180
	Total			$41,180^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $428 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $41,180.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Floating Rate ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE FLOATING RATE ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$32,290	$—	$32,290
Bank Loans	—	331,018	4,706	335,724
Preferred Stocks	—	—	360	360
Short-Term Investments	41,180	—	—	41,180
Total Securities	41,180	363,308	5,066	409,554
Swaps	—	68	—	68
Total	$41,180	$363,376	$5,066	$409,622
Liabilities
Forward Currency Exchange Contracts	$—	$1	$—	$1

[1]	Includes Asset-Backed Securities and Corporate Bonds.

T. ROWE PRICE FLOATING RATE ETF

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2025, totaled $7,000 for the period ended August 31, 2025. During the period, transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 5/31/24	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Out of Level 3	Ending Balance 8/31/25
Investment in Securities
Bank Loans	$10,861	$17	$3,724	$(4,593)	$(5,303)	$4,706
Preferred Stocks	360	—	—	—	—	360
Total	$11,221	$17	$3,724	$(4,593)	$(5,303)	$5,066
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1047-054Q1
08/25